KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 81.9%	Shares	Value
Communications - 4.4%
Entertainment Content - 3.4%
Walt Disney Company (The)	28,700	$ 3,266,060

Telecommunications - 1.0%
Deutsche Telekom AG - ADR	25,600	926,208

Consumer Staples - 2.6%
Food - 2.6%
Tyson Foods, Inc. - Class A	41,200	2,527,208

Energy - 9.4%
Oil & Gas Producers - 7.2%
BP plc - ADR	22,120	732,614
Diamondback Energy, Inc.	4,600	731,216
Exxon Mobil Corporation	24,221	2,696,524
Shell plc - ADR	39,454	2,661,567
		6,821,921
Oil & Gas Services & Equipment - 2.2%
Schlumberger Ltd.	51,155	2,131,117

Financials - 19.8%
Banking - 11.5%
Bank of America Corporation	69,420	3,200,262
Citigroup, Inc.	37,260	2,978,937
Citizens Financial Group, Inc.	54,950	2,515,061
Truist Financial Corporation	49,400	2,289,690
		10,983,950
Insurance - 8.3%
Chubb Ltd.	5,500	1,570,140
Equitable Holdings, Inc.	43,850	2,412,627
Everest Group Ltd.	3,100	1,094,982
Lincoln National Corporation	74,850	2,919,150
		7,996,899
Health Care - 17.2%
Biotech & Pharma - 9.4%
Bristol-Myers Squibb Company	50,300	2,998,886

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.9% (Continued)	Shares	Value
Health Care - 17.2% (Continued)
Biotech & Pharma - 9.4% (Continued)
GSK plc - ADR	85,030	$ 3,196,278
Merck & Company, Inc.	30,700	2,832,075
		9,027,239
Health Care Facilities & Services - 1.0%
UnitedHealth Group, Inc.	2,000	949,920

Medical Equipment & Devices - 6.8%
Baxter International, Inc.	56,500	1,949,815
CONMED Corporation	43,500	2,573,895
Zimmer Biomet Holdings, Inc.	18,500	1,929,920
		6,453,630
Industrials - 5.0%
Aerospace & Defense - 2.1%
L3Harris Technologies, Inc.	9,652	1,989,374

Electrical Equipment - 2.9%
Sensata Technologies Holding plc	97,120	2,801,912

Materials - 6.1%
Chemicals - 4.8%
FMC Corporation	28,482	1,050,986
International Flavors & Fragrances, Inc.	22,500	1,840,725
LyondellBasell Industries N.V. - Class A	22,000	1,690,260
		4,581,971
Metals & Mining - 1.3%
BHP Group Ltd. - ADR	6,900	334,512
Rio Tinto plc - ADR	15,100	914,456
		1,248,968
Real Estate - 3.3%
REITs - 3.3%
Easterly Government Properties, Inc.	147,800	1,665,706
Realty Income Corporation	25,500	1,454,265
		3,119,971
Technology - 12.3%
Semiconductors - 9.9%
Micron Technology, Inc.	43,800	4,100,994

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.9% (Continued)	Shares	Value
Technology - 12.3% (Continued)
Semiconductors - 9.9% (Continued)
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,100	$ 3,809,183
Teradyne, Inc.	14,400	1,581,984
		9,492,161
Technology Hardware - 2.4%
Cisco Systems, Inc.	35,620	2,283,598

Utilities - 1.8%
Electric Utilities - 1.8%
Eversource Energy	27,300	1,720,173

Total Common Stocks (Cost $66,420,813)		$ 78,322,280

MONEY MARKET FUNDS - 17.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.28% (a) (Cost $17,155,930)	17,155,930	$ 17,155,930

Investments at Value - 99.8% (Cost $83,576,743)		$ 95,478,210

Other Assets in Excess of Liabilities - 0.2%		183,208

Net Assets - 100.0%		$ 95,661,418

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	The rate shown is the 7-day effective yield as of February 28, 2025.